SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION
Summarizes the Company's net sales generated from different geographic locations
	Years ended December 31,
	2011	2012	2013
	$	$	$
Europe:
- British	8,519,521	39,687,315	211,643,719
- Germany	756,574,856	428,964,360	184,119,841
- Spain	271,071,071	16,743,839	40,628,366
- Italy	262,491,774	79,532,883	28,309,524
- Belgium	40,716,601	6,566,457	7,658,309
- Others	58,160,352	51,413,590	76,197,160
Europe Total	1,397,534,175	622,908,444	548,556,919
China	144,739,344	167,953,230	591,070,936
United States	440,298,709	331,212,387	302,269,459
Japan	2,938,481	38,564,676	147,402,872
Others	62,390,867	136,016,201	185,670,437
Total net sales	2,047,901,576	1,296,654,938	1,774,970,623